Proposed Public Offering (Details) - $ / shares	Jun. 26, 2020	Jun. 09, 2020	Feb. 12, 2020
Proposed Public Offering [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)			1
Number of securities called by each warrant (in shares)			1
Proposed Public Offering [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)			36,000,000
Unit price (in dollars per share)			$ 10.00
Proposed Public Offering [Member] | Public Warrant [Member]
Initial Public Offering [Abstract]
Exercise price of warrant (in dollars per share)			$ 11.50
Over-Allotment Option [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	1,400,000	4,000,000	41,400,000
Unit price (in dollars per share)	$ 10.00	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	1,400,000	4,000,000	41,400,000
Unit price (in dollars per share)	$ 10.00	$ 10.00